Subsequent events (Guarantee agreement) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Industrial and Commercial Bank of China Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of guarantee for short-term loans	$ 100